Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how we or our Compensation Committee view the link between our performance and our NEOs’ pay. Our Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For further information concerning our pay-for-performance philosophy and how we align executive compensation with our performance, refer to the Compensation Discussion and Analysis” section above. Additionally, for a discussion of how we view our executive compensation structure, including alignment with our corporate performance, see “Compensation Discussion and Analysis” above.

The use of the term compensation actually paid (“CAP”) is required by the SEC’s rules. Neither CAP nor the total amount reported in the “2023 Summary Compensation Table” reflects the amount of compensation actually paid, earned or received during the applicable year. Per SEC rules, CAP was calculated by adjusting the “2023 Summary Compensation Table” Total Compensation values for the applicable year as described in the footnotes to the following table.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (2)(5) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (3) ($)	Average Compensation Actually Paid to Non-PEO NEOs (4)(5) ($)	Total Shareholder Return (TSR) (6) ($)	Peer Group TSR (7) ($)	Net Income (Loss) ($ in millions)
2023	$10,411,247	$14,000,393	$3,766,587	$4,821,442	$99.24	$114.10	$(436)
2022	7,217,839	8,638,970	2,475,510	2,924,708	82.42	109.99	(249)
2021	7,828,917	(3,466,481)	2,367,508	(276,306)	88.55	124.53	(187)
2020	2,388,211	25,707,937	1,260,210	8,576,732	136.99	124.25	(108)

(1)
Represents total compensation reported for our principal executive officer (“PEO”), Dr. Goldsmith, as reflected in the “2023 Summary Compensation Table” above.
(2)
The following table sets forth the adjustments made during each year presented to arrive at CAP to our PEO in 2023:

2023 ($)
2023 Summary Compensation Table (“SCT”) Total Compensation	$10,411,247
Deduct for amounts reported under the “Stock Awards” and “Option Awards” columns in the SCT	(9,296,026)
Fair value as of year-end of equity awards granted during the year that remain unvested	8,819,638
Change in fair value of prior years’ equity awards that remain unvested as of year-end	1,871,866
Fair value on vesting date for awards granted and vested in the same year	1,604,170
Change in fair value from prior year-end to vesting date of prior years’ awards that vested during year	589,498
Compensation Actually Paid (CAP)	$14,000,393

(3)
Represents the average total compensation reported for our non-PEO NEOs in the “2023 Summary Compensation Table”. The non-PEO NEOs included in the average for each year are as follows:

2023	2022	2021	2020
Jack Anders	Jack Anders	Jack Anders	Steve Kelsey, M.D., FRCP, FRCPath
Steve Kelsey, M.D., FRCP, FRCPath	Steve Kelsey, M.D., FRCP, FRCPath	Steve Kelsey, M.D., FRCP, FRCPath	Margaret Horn, J.D.
Margaret Horn, J.D.	Margaret Horn, J.D.	Margaret Horn, J.D.
Xiaolin Wang, Sc.D.	Xiaolin Wang, Sc.D.	Xiaolin Wang, Sc.D.

(4)
The following table sets forth the adjustments made during each year presented to arrive at CAP to our non-PEO NEOs during each year:

2023 ($)
Average SCT Total for Non-PEO NEOs	$3,766,587
Deduct for amounts reported under the “Stock Awards” and “Option Awards” columns in the SCT	(3,036,020)
Fair value as of year-end of equity awards granted during the year that remain unvested	2,880,613
Change in fair value of prior years’ equity awards that remain unvested as of year-end	598,767
Fair value on vesting date for awards granted and vested in the same year	455,808
Change in fair value from prior year-end to vesting date of prior years’ awards that vested during year	155,687
Average CAP to Non-PEO NEOs	$4,821,442

(5)
The fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the 2020, 2021, 2022 and 2023 fiscal years. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant in accordance with ASC Topic 718. For stock options, the grant date fair values were estimated using the Black-Scholes model.
(6)
Total Shareholder Return (“TSR”) represents the cumulative growth of a hypothetical $100 investment in our common stock made on February 13, 2020, the first date our common stock was publicly traded, as of the end of each respective year.
(7)
Peer group TSR represents the cumulative growth of a hypothetical $100 investment made on February 13, 2020 in the Nasdaq Biotechnology Index, which we also use for purposes of the stock performance graph included in our Annual Report on Form 10-K for the year ended December 31, 2023, as of the end of each respective year.

SEC rules require us to designate a “company-selected measure” that in our assessment represents the most important financial performance measure (that is not TSR or net income) used by us to link CAP for the most recently completed fiscal year, to our performance. We did not use any financial performance measures to link CAP to our Company performance in the most recently completed fiscal year; accordingly, this disclosure does not present a Company-selected measure in the table above. See the “Compensation Discussion and Analysis” section included elsewhere in this Proxy Statement and in our historical proxy statements for additional detail on executive compensation actions.

Tabular List of Financial Performance Measures

Given the current lifecycle stage of our Company, financial measures do not feature meaningfully in our incentive plan design, which instead focuses on clinical and regulatory advancement, business development, financial results and people objectives, as described in the “Compensation Discussion and Analysis” section above. For the fiscal year ended December 31, 2023, there were no financial performance measures used to link CAP paid to our NEOs to Company performance and, therefore, no Company-selected measure is reported in the table above.

Named Executive Officers, Footnote
(3)
Represents the average total compensation reported for our non-PEO NEOs in the “2023 Summary Compensation Table”. The non-PEO NEOs included in the average for each year are as follows:

2023	2022	2021	2020
Jack Anders	Jack Anders	Jack Anders	Steve Kelsey, M.D., FRCP, FRCPath
Steve Kelsey, M.D., FRCP, FRCPath	Steve Kelsey, M.D., FRCP, FRCPath	Steve Kelsey, M.D., FRCP, FRCPath	Margaret Horn, J.D.
Margaret Horn, J.D.	Margaret Horn, J.D.	Margaret Horn, J.D.
Xiaolin Wang, Sc.D.	Xiaolin Wang, Sc.D.	Xiaolin Wang, Sc.D.

Peer Group Issuers, Footnote	Peer group TSR represents the cumulative growth of a hypothetical $100 investment made on February 13, 2020 in the Nasdaq Biotechnology Index, which we also use for purposes of the stock performance graph included in our Annual Report on Form 10-K for the year ended December 31, 2023, as of the end of each respective year.
PEO Total Compensation Amount	$ 10,411,247	$ 7,217,839	$ 7,828,917	$ 2,388,211
PEO Actually Paid Compensation Amount	$ 14,000,393	8,638,970	(3,466,481)	25,707,937
Adjustment To PEO Compensation, Footnote
(2)
The following table sets forth the adjustments made during each year presented to arrive at CAP to our PEO in 2023:

2023 ($)
2023 Summary Compensation Table (“SCT”) Total Compensation	$10,411,247
Deduct for amounts reported under the “Stock Awards” and “Option Awards” columns in the SCT	(9,296,026)
Fair value as of year-end of equity awards granted during the year that remain unvested	8,819,638
Change in fair value of prior years’ equity awards that remain unvested as of year-end	1,871,866
Fair value on vesting date for awards granted and vested in the same year	1,604,170
Change in fair value from prior year-end to vesting date of prior years’ awards that vested during year	589,498
Compensation Actually Paid (CAP)	$14,000,393

Non-PEO NEO Average Total Compensation Amount	$ 3,766,587	2,475,510	2,367,508	1,260,210
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,821,442	2,924,708	(276,306)	8,576,732
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The following table sets forth the adjustments made during each year presented to arrive at CAP to our non-PEO NEOs during each year:

2023 ($)
Average SCT Total for Non-PEO NEOs	$3,766,587
Deduct for amounts reported under the “Stock Awards” and “Option Awards” columns in the SCT	(3,036,020)
Fair value as of year-end of equity awards granted during the year that remain unvested	2,880,613
Change in fair value of prior years’ equity awards that remain unvested as of year-end	598,767
Fair value on vesting date for awards granted and vested in the same year	455,808
Change in fair value from prior year-end to vesting date of prior years’ awards that vested during year	155,687
Average CAP to Non-PEO NEOs	$4,821,442

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid, Company TSR and Peer Group TSR

The chart below shows the graphical relationship between our PEO’s CAP and the average of our other NEOs’ CAP (as shown in the above Pay Versus Performance table), and TSR and Peer Group TSR.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid and Net Income

The chart below shows the graphical relationship between our PEO’s CAP and the average of our other NEOs’ CAP (as shown in the above Pay Versus Performance table), and our net income during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group

Relationship Between Compensation Actually Paid, Company TSR and Peer Group TSR

The chart below shows the graphical relationship between our PEO’s CAP and the average of our other NEOs’ CAP (as shown in the above Pay Versus Performance table), and TSR and Peer Group TSR.

Total Shareholder Return Amount	$ 99.24	82.42	88.55	136.99
Peer Group Total Shareholder Return Amount	114.1	109.99	124.53	124.25
Net Income (Loss)	$ (436,000,000)	$ (249,000,000)	$ (187,000,000)	$ (108,000,000)
PEO Name	Dr. Goldsmith
PEO | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,296,026)
PEO | Fair Value as of Year End of Equity Awards Granted During the Year that Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,819,638
PEO | Change in Fair Value of Prior Years Equity Awards that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,871,866
PEO | Fair Value on Vesting Date for Awards Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,604,170
PEO | Change in Fair Value from Prior Year End to Vesting Date of Prior Years Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	589,498
Non-PEO NEO | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,036,020)
Non-PEO NEO | Fair Value as of Year End of Equity Awards Granted During the Year that Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,880,613
Non-PEO NEO | Change in Fair Value of Prior Years Equity Awards that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	598,767
Non-PEO NEO | Fair Value on Vesting Date for Awards Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	455,808
Non-PEO NEO | Change in Fair Value from Prior Year End to Vesting Date of Prior Years Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 155,687